Insurance contracts (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Summary of Sensitivity Analysis of Net Income and Shareholders' Equity to Changes in Various Underwriting Risks
Sensitivity analysis of net income and shareholders’ equity to changes in various underwriting risks

	2019		2018
Estimated approximate effect	On shareholders’ equity	On net income	On shareholders’ equity	On net income
20% increase in lapse rates	152	143	94	109
20% decrease in lapse rates	(169)	(156)	(139)	(154)
5% increase in mortality rates	261	192	252	63
5% decrease in mortality rates	(322)	(240)	(418)	(210)
10% increase in morbidity rates	(370)	(376)	(525)	(446)
10% decrease in morbidity rates	191	196	183	125

Summary of Insurance Contracts for General Account

	2019	2018
Life insurance	109,879	102,452
Non-life insurance
- Unearned premiums and unexpired risks	6,002	5,341
- Outstanding claims	2,417	2,338
- Incurred but not reported claims	772	820
Incoming reinsurance	4,385	4,377
At December 31	123,454	115,328

	2019	2018
Non-life insurance:
- Accident and health insurance	8,955	8,247
- General insurance	235	252
Total non-life insurance	9,190	8,499

Movements during the year in life insurance:	2019	2018
At January 1	102,452	98,452
Disposals	(44)	-
Portfolio transfers and acquisitions	(8)	95
Gross premium and deposits – existing and new business	6,913	6,293
Unwind of discount / interest credited	3,795	3,711
Insurance liabilities released	(9,921)	(9,582)
Changes in valuation of expected future benefits	800	617
Loss recognized as a result of liability adequacy testing	1,587	49
Shadow accounting adjustments	1,948	(299)
Net exchange differences	1,271	3,087
Transfer (to) / from reinsurance assets	18	-
Transfer (to) / from insurance contracts for account of policyholders	1,050	27
Other	17	1
At December 31	109,879	102,452

Summary of Movements in Insurance

Movements during the year in non-life insurance:	2019	2018
At January 1	8,499	8,484
Gross premiums – existing and new business	1,594	1,563
Unwind of discount / interest credited	481	450
Insurance liabilities released	(1,087)	(1,052)
Changes in valuation of expected future claims	(7)	(8)
Change in unearned premiums	(720)	(742)
Change in unexpired risks	2	2
Incurred related to current year	718	747
Incurred related to prior years	316	195
Release for claims settled current year	(292)	(278)
Release for claims settled prior years	(788)	(704)
Shadow accounting adjustments	422	(459)
Change in IBNR	(73)	(51)
Net exchange differences	131	354
Other	(5)	(2)
At December 31	9,191	8,499

Movements during the year in incoming reinsurance:	2019	2018
At January 1	4,377	3,913
Gross premium and deposits – existing and new business	1,397	1,441
Unwind of discount / interest credited	211	199
Insurance liabilities released	(1,668)	(1,557)
Changes in valuation of expected future benefits	(30)	190
Shadow accounting adjustments	12	(11)
Loss recognized as a result of liability adequacy	3	(4)
Net exchange differences	81	205
Other	2	2
At December 31	4,385	4,377

Insurance contracts for account of policyholders	2019	2018
At January 1	117,113	122,168
Disposal of a business	(196)	-
Portfolio transfers and acquisitions	(10)	(140)
Gross premium and deposits – existing and new business	9,122	9,716
Unwind of discount / interest credited	19,780	(5,311)
Insurance liabilities released	(11,103)	(10,471)
Fund charges released	(1,677)	(1,671)
Changes in valuation of expected future benefits	861	(245)
Transfer (to) / from insurance contracts	(1,050)	(27)
Net exchange differences	2,868	3,092
Other	2	2
At December 31	135,710	117,113

Insurances Contracts [Member]
Disclosure of types of insurance contracts [line items]
Summary of Movements in Insurance

Sensitivity analysis of net income and shareholders’ equity	Estimated approximate effects on net income	Estimated approximate effects on shareholders’ equity
2019
Shift up 50 basis points - Bond credit spreads	(205)	(2,386)
Shift down 50 basis points - Bond credit spreads	198	2,117
Shift up 50 basis points - Mortgage spreads	(440)	(440)
Shift down 50 basis points - Mortgage spreads	467	467
Shift up 5 basis points - Liquidity premium	104	101
Shift down 5 basis points - Liquidity premium	(105)	(103)

1	The sensitivities shown above were collected for the first time in 2019, therefore we do not provide comparatives.